Related Party Transactions and Balances - Schedule of Related Parties (Details)	Dec. 31, 2025
Zhen Fan [Member]
Schedule of Related Parties [Line Items]
Relationship with the Company	A shareholder of the Company
Lei Xu [Member]
Schedule of Related Parties [Line Items]
Relationship with the Company	A shareholder of the Company